Offerings	Sep. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	137,067
Proposed Maximum Offering Price per Unit	3.00
Maximum Aggregate Offering Price	$ 411,201.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 62.95
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act based upon the original sale price of the shares of common stock registered for resale hereunder. The price per share and maximum aggregate offering price in the table above are based on a price of $3.00 per share, which is the price at which the Registrant sold shares of its common stock in a private placement that closed on July 23, 2025.

Represents shares offered by selling option holders identified in this Amendment No. 1 to Form S-1 and not previously included in the Form S-1 filed on August 18, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	58,369,146
Proposed Maximum Offering Price per Unit	3.00
Maximum Aggregate Offering Price	$ 175,107,438.00
Amount of Registration Fee	$ 26,808.95
Offering Note	Represents shares offered by the selling stockholders identified in this prospectus. Includes an indeterminable number of additional shares of common stock that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling stockholders.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act based upon the original sale price of the shares of common stock registered for resale hereunder. The price per share and maximum aggregate offering price in the table above are based on a price of $3.00 per share, which is the price at which the Registrant sold shares of its common stock in a private placement that closed on July 23, 2025.

Represents shares offered by selling option holders identified in this Amendment No. 1 to Form S-1 and not previously included in the Form S-1 filed on August 18, 2025.